COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2025
Loss Contingencies [Line Items]
Unconditional purchase obligations		$ 32.5
Off-balance sheet bank guarantees and letters of credit		31.0
Unrecognized tax benefit, uncertain tax position	$ 4.7
Offices and Export Transaction
Loss Contingencies [Line Items]
Off-balance sheet bank guarantees and letters of credit		$ 3.3